Consolidated Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Cash flows from investing activities:
Proceeds received and cash acquired from formation of OneSubsea, taxes paid	$ 80.4